COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Depreciation expense	$ 18,282	$ 209
Impairment losses			56,536
Accounts Payable, Current	721,789	346,346	59,009
Acounts receivable	$ 28,539	47,682
Brazil Minerals Resources Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest rate	100.00%
Atlas Litiodo Brasil Ltda And Atlas Lthium Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Payable, Current	$ 1,088,540	872,942
Atlas Lthium Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Acounts receivable	1,005,048	851,678
Interest accrued	46,807	10,918
Atlas Litiodo Brasil Ltda [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Payable, Current	$ 83,493	$ 21,264